Summary of Significant Accounting Policies - Consolidated Statements of Shareholders' Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016	Dec. 31, 2015
Increase (decrease) in equity
Balance, beginning of year	$ 22,551	$ 20,569
Net income	2,160	3,554	$ 1,808
Unrealized net capital gains and losses	(754)	319	433
Unrealized foreign currency translation adjustments	(48)	45	9
Unamortized pension and other postretirement prior service credit	(59)	(52)	(33)
Balance, end of year	21,312	22,551	20,569
Retained income
Increase (decrease) in equity
Balance, beginning of year	41,579	39,009	37,813
Cumulative effect of change in accounting principle		1,088	0	$ 1,600	$ 0
Net income	2,160	3,554	1,808
Dividends on common stock	(646)	(540)	(496)
Dividends on preferred stock	(148)	(116)	(116)
Reclassification of tax effects due to change in accounting principle	0	(328)	0
Balance, end of year	44,033	41,579	39,009
Accumulated other comprehensive income (loss)
Increase (decrease) in equity
Balance, beginning of year	1,889	1,249	840
Cumulative effect of change in accounting principle		(910)	0		$ 0
Unrealized net capital gains and losses	(754)	319	433
Unrealized foreign currency translation adjustments	(48)	45	9
Unamortized pension and other postretirement prior service credit	(59)	(52)	(33)
Reclassification of tax effects due to change in accounting principle	0	328	0
Balance, end of year	118	1,889	1,249
Previously reported
Increase (decrease) in equity
Balance, beginning of year		20,573
Net income	2,252	3,189	1,877
Unrealized net capital gains and losses	(754)	319	433
Unrealized foreign currency translation adjustments	(55)	47	10
Unamortized pension and other postretirement prior service credit	(144)	307	(104)
Balance, end of year			20,573
Previously reported | Retained income
Increase (decrease) in equity
Balance, beginning of year	43,162	40,678	39,413
Cumulative effect of change in accounting principle		1,088
Net income	2,252	3,189	1,877
Dividends on common stock	(646)	(540)	(496)
Dividends on preferred stock	(148)	(116)	(116)
Reclassification of tax effects due to change in accounting principle		(49)
Balance, end of year	45,708	43,162	40,678
Previously reported | Accumulated other comprehensive income (loss)
Increase (decrease) in equity
Balance, beginning of year	306	(416)	(755)
Cumulative effect of change in accounting principle		(910)
Unrealized net capital gains and losses	(754)	319	433
Unrealized foreign currency translation adjustments	(55)	47	10
Unamortized pension and other postretirement prior service credit	(144)	307	(104)
Reclassification of tax effects due to change in accounting principle		49
Balance, end of year	(1,557)	306	(416)
Impact of change | Restatement Adjustment
Increase (decrease) in equity
Balance, beginning of year		(4)
Net income	(92)	365	(69)
Unrealized net capital gains and losses	0	0	0
Unrealized foreign currency translation adjustments	7	(2)	(1)
Unamortized pension and other postretirement prior service credit	85	(359)	71
Balance, end of year			(4)
Impact of change | Restatement Adjustment | Retained income
Increase (decrease) in equity
Balance, beginning of year	(1,583)	(1,669)	(1,600)
Cumulative effect of change in accounting principle		0
Net income	(92)	365	(69)
Dividends on common stock	0	0	0
Dividends on preferred stock	0	0	0
Reclassification of tax effects due to change in accounting principle		(279)
Balance, end of year	(1,675)	(1,583)	(1,669)
Impact of change | Restatement Adjustment | Accumulated other comprehensive income (loss)
Increase (decrease) in equity
Balance, beginning of year	1,583	1,665	1,595
Cumulative effect of change in accounting principle		0
Unrealized net capital gains and losses	0	0	0
Unrealized foreign currency translation adjustments	7	(2)	(1)
Unamortized pension and other postretirement prior service credit	85	(359)	71
Reclassification of tax effects due to change in accounting principle		279
Balance, end of year	$ 1,675	$ 1,583	$ 1,665